Business combination (Tables) - Shenzhen Miaoyan Aesthetic Medical Clinic	12 Months Ended
Dec. 31, 2024
Business combination
Summary of assets and liabilities recognised as a result of the acquisition

The assets and liabilities recognised as a result of the acquisition are as follows:

RMB’000

Property, plant and equipment	2,832
Prepayments	430
Inventories	348
Trade and other receivables	109
Cash and cash equivalents	119
Trade payables and other payables	(3,617)
Net identifiable assets acquired	221
Add: goodwill (Note 15)	779
Net assets acquired	1,000

Summary of analysis of net outflow of cash and cash equivalents in respect of the acquisition

An analysis of net outflow of cash and cash equivalents in respect of the acquisition is as follows:

RMB’000

Cash consideration	(1,000)
Other payables	300
Cash and cash equivalents	119
Net outflow of cash and cash equivalents included in cash flows from investing activities	(581)

Summary of pro forma revenue and profit after tax

The following table sets out the pro-forma revenue and profit after tax of the Group had the acquisition taken place from 1 January 2022:

2022
RMB’000
Pro forma consolidated statement of comprehensive income:
Revenue	1,113
Loss after tax	(1,223)